Federated Hermes Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—90.4%
	Ohio—86.0%
$1,000,000
Akron, Bath & Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center, Akron), Hospital Refunding
Revenue Bonds (Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042
		$ 894,874
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,004,640
900,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	779,859
380,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Bonds (Series 2024A), 5.000%, 2/15/2036	413,089
545,000	American Municipal Power-Ohio, Inc. (AMP - Greenup Hydroelectric Project), Revenue Bonds (Series 2016A), 4.000%, 2/15/2036	542,906
1,500,000	American Municipal Power-Ohio, Inc. (AMP - Prairie State Energy), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	1,415,806
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	631,633
530,000	Big Walnut, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2018B), 5.000%, 12/1/2040	538,629
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	120,186
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	249,798
130,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 4.000%, 6/1/2038	121,560
350,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2036	358,980
235,000	Cincinnati, OH Water System, Refunding Revenue Bonds (Series 2017A), 3.000%, 12/1/2035	213,091
1,350,000	Cleveland, OH (Cleveland, OH Water Pollution Control), Water Pollution Control Revenue Bonds (Series 2024), 5.000%, 11/15/2054	1,365,046
1,100,000	Cleveland, OH (Cleveland, OH Water), Revenue Bonds (Series 2024HH), 5.000%, 1/1/2054	1,132,475
500,000	Cleveland, OH Airport System, Airport System Revenue Bonds (Series 2018A), 5.000%, 1/1/2027	510,903
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,048,618
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	120,299
155,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2021A), 3.000%, 12/1/2033	144,238
220,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2043	229,339
235,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2045	242,806
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,013,805
500,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	514,826
500,000	Copley-Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	433,454
250,000	Cuyahoga County, OH, Capital Improvement and Refunding Bonds (Series 2019), 3.000%, 12/1/2032	235,886
275,000	Cuyahoga County, OH, Quicken Loans Arena Sales Tax Revenue Bonds (Series 2017A), (Original Issue Yield: 3.100%), 3.000%, 1/1/2032	261,716
800,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional STEM Schools, Inc.), Development Revenue Bonds (Series 2024), 5.000%, 12/1/2054	753,132
1,060,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2017A), 4.000%, 11/1/2047	937,086
1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	933,899
1,000,000	Franklin County, OH Convention Facilities Authority, Lease Revenue Anticipation Refunding Bonds (Series 2024), 5.000%, 12/1/2034	1,113,741
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	930,054
2,015,000	Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	2,024,395
720,000	Gahanna OH, City of, Capital Facilities Bonds (Series 2024B), 4.000%, 12/1/2046	648,449

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$ 615,000	Green, OH School District, School Facilities Construction and Improvement Bonds (Series 2019), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2033	$ 578,112
200,000	Greenon Local School District, UT GO Bonds (Series 2017), 4.000%, 10/1/2033	201,542
1,000,000	Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	1,068,012
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	501,294
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	467,822
500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	509,047
500,000	Hamilton County, OH Sewer System Revenue, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	512,268
1,075,000	Hamilton County, OH, LT GO Improvement and Refunding Bonds (Series 2017A), 5.000%, 12/1/2033	1,116,119
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,030,507
135,000	Licking Heights, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2017A), (Ohio School District Credit Enhancement INS), 3.375%, 10/1/2047	106,500
155,000	Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	125,749
335,000	Lucas County, OH, Capital Facility Improvement Bonds (Series 2020), 3.000%, 12/1/2037	287,921
415,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	428,027
375,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2036	384,122
725,000	Miami University, OH, General Reciepts Revenue and Refunding Bonds (Series 2024A), 5.000%, 9/1/2039	784,585
500,000	Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	494,317
550,000	North Ridgeville, OH CSD, School Improvement Bonds (Series 2024), 4.375%, 12/1/2050	507,618
1,150,000	Oberlin City School District, Certificates of Participation (Series 2025), 4.500%, 11/1/2049	1,082,691
1,000,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2005), 3.750%, 1/1/2029	989,166
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	471,794
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	439,360
495,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024A), 4.650%, 9/1/2054	471,043
400,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024B), 4.100%, 9/1/2039	389,151
240,000	Ohio State (Columbus, OH), Transportation Project Revenue Bonds (Series 2016-1), 2.750%, 11/15/2031	227,309
200,000	Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	196,529
100,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	91,122
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 5.000%, 12/1/2040	1,022,312
1,155,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Refunding Revenue Bonds (Series 2017A), 4.000%, 1/1/2039	1,102,609
250,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	228,147
1,000,000	Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	898,215
500,000	Ohio State Higher Educational Facility Commission (Otterbein Homes), Health Facility Revenue Bonds (Series 2021B), 4.000%, 7/1/2031	505,231
1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	830,986
175,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Refunding Revenue and Revenue Bonds (Series 2019B), 3.000%, 12/1/2034	161,769
470,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	497,822

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,060,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	$ 1,073,519
1,260,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,290,808
500,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025A), 5.000%, 4/1/2030	545,420
750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	772,794
1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,500,749
465,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	475,679
990,000		Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	1,005,738
1,050,000		Ohio State, UT GO Bonds (Series 2019A), 5.000%, 6/15/2037	1,094,847
1,465,000		Ohio State, UT GO Bonds (Series 2022A), 5.000%, 3/1/2040	1,565,258
1,210,000	[1]	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,248,641
1,500,000		Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,510,791
205,000		Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	184,755
450,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. GTD), 5.000%, 12/1/2032	496,218
750,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2063	728,062
120,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	97,342
500,000		Shaker Heights, OH, School Facilities Improvement Bonds (Series 2024), 4.375%, 12/15/2061	448,434
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	967,460
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.500%, 12/1/2042	593,208
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,003,081
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2049	474,362
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2052	466,580
1,000,000		Warren County, OH Health Care Facilities (Otterbein Homes), Improvement and Refunding Revenue Bonds (Series 2024), 5.000%, 7/1/2044	986,625
1,470,000		Westerville, OH, Capital Facilities Bonds (Series 2025), 5.000%, 12/1/2037	1,636,663
235,000		Willoughby-Eastlake, OH CSD, UT GO School Improvement Bonds (Series 2016), 3.375%, 12/1/2036	210,195
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	674,285
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	524,373
		TOTAL	63,163,923
		Puerto Rico—4.4%
828,571	[2]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	497,143
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	961,330
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	923,301
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	856,445
		TOTAL	3,238,219
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $69,413,040)	66,402,142
	[3]	SHORT-TERM MUNICIPALS—8.2%
		Ohio—8.2%
3,000,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.050%, 6/5/2025	3,000,000
705,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.000%, 6/2/2025	705,000

Principal Amount			Value
	[3]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$2,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 6/2/2025	$ 2,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $6,005,000)	6,005,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $75,418,040)	72,407,142
		OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	1,022,712
		NET ASSETS—100%	$73,429,854
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.8% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2025, these restricted securities amounted to $1,248,641, which represented 1.7% of net assets.

Additional information on restricted securities held at May 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	11/07/2023	$1,240,177	$1,248,641

2	Zero coupon bond.
3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BIG	—Bond Investors Guaranty
CSD	—Central School District
CVI	—Contingent-Value Instruments
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes